Public Offering (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Nov. 16, 2021	Sep. 07, 2021	Sep. 07, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 18, 2023	Aug. 18, 2023	Jun. 10, 2023	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction				2,862,500	2,862,500
Sale of stock	$ 111,444,250	$ 111,444,250
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction			10,000,000
Sale of stock, price per share	10.15	10.10	$ 10.00			$ 10.15	$ 10.10
Sale of stock			$ 100,000,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction						10,000,000	10,000,000
Common stock, par value	0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Sale of stock, price per share	10.00					$ 10.00													$ 10.00
Sale of stock		$ 100,000,000				$ 100,000,000
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	11.50	$ 11.50				$ 11.50	11.50
Public Warrant [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	11.50	11.50				$ 11.50	$ 11.50
IPO and Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction						11,500,000	11,500,000
Sale of stock, price per share	$ 10.00	$ 10.00				$ 10.00	$ 10.00